CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - CNY (¥) ¥ in Thousands	Total	IPO [Member]	Follow On Offering [Member]	Global Offering [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] IPO [Member]	Ordinary Shares [Member] Follow On Offering [Member]	Ordinary Shares [Member] Global Offering [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Follow On Offering [Member]	Additional Paid-in Capital [Member] Global Offering [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] IPO [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance at Dec. 31, 2018	¥ (2,185,225)					¥ 30				¥ (9)	¥ 0					¥ (2,980)	¥ (2,182,266)
Beginning balance (Shares) at Dec. 31, 2018						463,189,950				(113,775,900)
Share-based compensation, value	517										517
Share-based compensation, shares										13,333,325
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	(961,050)										(10,486)						(950,564)
Deemed contribution from repurchase of Preferred Shares	9,969										9,969
Foreign currency translation adjustment, net of nil tax	(2,968)															(2,968)
Net loss	(3,691,673)																(3,691,673)
Ending balance at Dec. 31, 2019	(6,830,430)				¥ (2,074)	¥ 30				¥ (9)	0					(5,948)	(6,824,503)		¥ (2,074)
Ending balance (Shares) at Dec. 31, 2019						463,189,950				(100,442,575)
Share-based compensation, value	57,875									¥ 1	57,874
Issuance of ordinary shares, value		¥ 11,409,248	¥ 15,980,227			¥ 5	¥ 16	¥ 7		¥ (5)		¥ 11,409,232	¥ 15,980,220
Issuance of ordinary shares, shares						60,687,680	229,386,666	110,400,000		(60,687,680)
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	(2,157,744)	¥ (2,157,744)										¥ (393,883)						¥ (1,763,861)
Deemed contribution from repurchase of Preferred Shares	0
Repurchase of ordinary shares, value						¥ (9)				¥ 9
Repurchase of ordinary shares, shares						(100,442,575)				100,442,575
Issuance of ordinary shares for the vested restricted share Units, value						¥ 1					(1)
Issuance of ordinary shares for the vested restricted share Units, shares						14,850,560
Share-based compensation due to vesting of restricted shares, shares										17,643,400
Share-based compensation due to vesting of restricted share Units	544,659										544,659
The immediate vesting of Restricted Share Units upon grant date	393,883										393,883
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, value	18,490,583					¥ 55					18,490,528
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, shares						801,733,385
Foreign currency translation adjustment, net of nil tax	(724,433)															(724,433)
Net loss	(2,731,985)																(2,731,985)
Ending balance at Dec. 31, 2020	34,429,809					¥ 105				¥ (4)	46,482,512				¥ 0	(730,381)	(11,322,423)
Ending balance (Shares) at Dec. 31, 2020						1,579,805,666				(43,044,280)
Share-based compensation, value	379,948										379,948
Issuance of ordinary shares, value				¥ 13,118,085					¥ 6					¥ 13,118,079
Issuance of ordinary shares, shares									97,083,300
Accretion on convertible redeemable Preferred Shares to redemption value as of the completion of the IPO	0
Deemed contribution from repurchase of Preferred Shares	0
Issuance of treasury shares, value						1				(1)
Issuance of treasury shares, shares						¥ 9,396,714				¥ (9,396,714)
Issuance of ordinary shares for the vested restricted share Units, value						¥ 1				¥ 4	(5)
Issuance of ordinary shares for the vested restricted share Units, shares						26,471,648				40,569,304
Foreign currency translation adjustment, net of nil tax	(918,168)															(918,168)
Net loss	(4,863,096)																(4,863,096)
Appropriations to statutory reserve															6,047		(6,047)
Ending balance at Dec. 31, 2021	¥ 42,146,578					¥ 113				¥ (1)	¥ 59,980,534				¥ 6,047	¥ (1,648,549)	¥ (16,191,566)
Ending balance (Shares) at Dec. 31, 2021						1,712,757,328				(11,871,690)